Financial Instruments - Sensitivity Analysis of Interest Rate Risks (Details) - Interest rate risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest rate swaps | FEMSA Entity Excluding Coca-Cola FEMSA
Disclosure of Interest Rate Risk Exposure [line items]
Effect on Equity	$ (90)	$ (212)	$ (354)
Unhedged Portion Bank Loans
Disclosure of Interest Rate Risk Exposure [line items]
Effect on profit loss	$ (249)	$ (627)	$ (110)